EARNINGS PER COMMON SHARE (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Numerator:
Net income (loss)	$ 22,445	$ 11,687	$ 12,636	$ 2,260	$ 10,529	$ (7,087)	$ (4,176)	$ (13,574)	$ (13,106)	$ 103,143	$ 25,423	$ 37,111	$ (37,943)	$ (57,047)
Less: Distributed earnings allocated to nonvested awards	(251)									(251)
Less: Undistributed earnings allocated to nonvested awards	(211)									(1,704)
Numerator for basic and diluted earnings per share	$ 21,983		$ 12,636							$ 101,188	$ 25,423
Denominator:
Average shares outstanding - Basic	74,878,851	65,653,641	65,334,001	65,269,159	65,145,051	64,583,747	64,148,380	64,110,610	63,999,556	68,913,664	65,249,404	65,350,463	64,209,838	63,502,480
Potential effect of nonvested restricted stock awards			1,513,944								1,473,407	831,402
Average shares outstanding - Diluted	74,878,851	66,557,204	66,847,945	66,617,909	66,258,254	64,583,747	64,148,380	64,110,610	63,999,556	68,913,664	66,722,811	66,181,865	64,209,838	63,502,480
Net income (loss) per common share-basic	$ 0.29	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.20)	$ 1.47	$ 0.39	$ 0.57	$ (0.59)	$ (0.90)
Net income (loss) per common share-Diluted	0.29	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.20)	1.47	$ 0.38	$ 0.56	$ (0.59)	$ (0.90)
Dividend per share	$ 0.14									$ 0.14
Antidilutive shares excluded from the computation of diluted EPS												0
Nonqualified stock options
Denominator:
Antidilutive shares excluded from the computation of diluted EPS	646,180									646,180
Restricted Shares
Denominator:
Antidilutive shares excluded from the computation of diluted EPS	939,627									957,717
RSUs
Denominator:
Antidilutive shares excluded from the computation of diluted EPS	4,702									4,702